Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The individualized plan, adopted by the Employer, obtained its latest favorable determination letter on January 14, 2020, in which the IRS has stated that the Plan, as designed, was in compliance with the applicable requirements of the Internal Revenue Code (IRC). The Plan has been amended since the applicable date of the favorable determination letter. Nevertheless, the Plan administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC.
GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by tax jurisdictions; however, there are currently no audits for any tax periods in progress.